4. LOANS AND ALLOWANCE FOR LOAN LOSSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total loans	$ 1,190,762	$ 1,015,526
Deferred loan (fees) costs	518	630
Less allowance for loan losses	(7,909)	(7,641)	$ (6,869)	$ (6,939)
Total net loans	1,183,371	1,008,515
Commercial Real Estate
Less allowance for loan losses	(3,719)	(3,156)	$ (2,510)	$ (1,184)
Construction and land development
Total loans	79,738	64,702
Less allowance for loan losses		(509)
Construction and land development | Land
Total loans	12,595	16,026
Construction and land development | Residential
Total loans	36,253	29,864
Construction and land development | Commercial
Total loans	30,890	18,812
Non-farm, non-residential | Commercial Real Estate
Total loans	365,569
Commercial Real Estate
Total loans	641,652	533,909
Less allowance for loan losses		(3,156)
Commercial Real Estate | Owner occupied
Total loans	186,892	147,017
Commercial Real Estate | Owner occupied | Office
Total loans	60,500	51,775
Commercial Real Estate | Owner occupied | Industrial
Total loans	46,876	40,337
Commercial Real Estate | Owner occupied | Retail
Total loans	31,085	12,157
Commercial Real Estate | Owner occupied | SpecialPurposeOther
Total loans	48,431	42,748
Commercial Real Estate | Multifamily, nonresidential and junior liens
Total loans	89,191	79,170
Commercial Real Estate | Non-farm, non-residential
Total loans		307,722
Commercial Real Estate | Non-farm, non-residential | Office
Total loans	108,228	92,991
Commercial Real Estate | Non-farm, non-residential | Industrial
Total loans	36,264	38,518
Commercial Real Estate | Non-farm, non-residential | Hotel/Motel
Total loans	28,453	18,935
Commercial Real Estate | Non-farm, non-residential | Retail
Total loans	165,434	135,200
Commercial Real Estate | Non-farm, non-residential | SpecialPurposeOther
Total loans	27,190	22,078
Commercial Real Estate | Multifamily, Nonresidential and Junior Liens
Total loans	89,191	79,170
Consumer Real Estate
Total loans	287,121	249,707
Less allowance for loan losses		(2,046)
Consumer Real Estate | Home equity lines
Total loans	87,489	78,943
Consumer Real Estate | Secured by 1-4 family residential, secured by first deeds of trust
Total loans	195,343	167,053
Consumer Real Estate | Secured by 1-4 family residential, secured by second deeds of trust
Total loans	4,289	3,711
Commercial and industrial loans (except those secured by real estate)
Total loans	170,709	153,669
Less allowance for loan losses		(1,786)
Consumer and other
Total loans	$ 11,542	13,539
Less allowance for loan losses		$ (144)